SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Weighted average fair value of options granted	$ 2.73	$ 3.96
Risk free interest rate	3.09%	3.56%
Estimated life (in years)	5 years	5 years
Expected volatility	91.33%	75.91%
Expected dividend yield	0.00%	0.00%